Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-Based Compensation
Share-Based Compensation

Note 12: Share-Based Compensation

In 2017, the Company’s Board adopted an Equity Incentive Plan (the “Plan”). Under the Plan, the Company may grant awards in the form of Profits Interests to employees, officers, and directors up to a maximum aggregate of 6,845,297 Class C Units. Awards under the Plan are granted on a discretionary basis and are subject to the approval of the Company’s Board.

During the nine months ended September 30, 2021 and 2020, the Company entered into grant agreements awarding a total of 1,045,000 and 1,550,000 Class C Units, respectively. These Profits Interests represent profits interest ownership in the Company tied solely to the accretion, if any, in the value of the Company following the date of issuance of such Profits Interests. Profits Interests participate in any increase of the Company value related to their profits interests after the hurdle value has been achieved and the Company’s Profits Interests receive the agreed-upon return on their invested capital.

Profits Interest awards generally vest either over a requisite service period or are contingent upon a performance hurdle.

Each Profits Interest award contains the following general and material terms:

●	The Profits Interests receive distributions only upon a liquidity event, as defined by a sale of the Company, that exceeds a threshold equivalent to the fair value of the enterprise, as determined by P3’s Board of Directors, at the grant date.
●	A portion of the awards vest over a period of continuous employment or service (“Time-Based Units”) while the other portion of the awards only vest in the event of the Sponsor’s Exit (“Performance-Based Units”), as defined by the Plan. The Time-Based Units provide for accelerated vesting upon Sponsor’s Exit should the participant’s employment be terminated (other than for cause) after the Sponsor’s Exit, but prior to the final service vesting date.

All awards include a repurchase option at the election of the Company for the vested portion upon termination of employment or service. Profits Interests are accounted for as equity using the fair value method, which requires the measurement and recognition of compensation expense for all profit interest-based payment awards made to the Company’s employees based upon the grant-date fair value. The Company has concluded both Time-Based Units and Performance-Based Units are subject to a market condition and has assessed the market condition as part of its determination of the grant date fair value. Service-Based Units also include Subclass B-1 Units which are Time-Based.

The following is a summary of Performance-Based Profits Interest(s) awards outstanding, by grant year and corresponding hurdle value ranges as of, and for the periods ended, December 31, 2018 through 2020, and September 30, 2021:

Year	Units	Performance Hurdle Summary / Ranges
2018	500,000	Liquidation or Sale of Company; $120 Million to $300 Million
2019	1,125,000	Liquidation or Sale of Company; $294 Million
2020	950,000	Liquidation or Sale of Company; $294 Million to $900 Million
2021	60,000	Sale or Equity Transfer of Company; Total Enterprise Value $500 Million

For Performance-Based Units, the Company recognizes compensation expense when it is probable a performance hurdle would be achieved. Management analyzed whether (or not) the hurdles of each related Performance-Based grant was probable during the reporting periods presented. Since vesting is, in all cases, tied to a sale or liquidation of the Company, Management deemed the achievement of the performance hurdle not probable during the periods presented. Therefore, no unit-based compensation expense has been recognized in these Condensed Consolidated Financial Statements.

For Time-Based Units, the Company recognizes compensation expense over the requisite service period for each separately vesting portion of the profits interest as if the award was, in-substance, multiple awards. The Company determined the fair value of each award on the date of grant using both the income and market approaches, including the “Backsolve” method. The grant date fair value of each Class C Time-Based award corresponds to the most recently completed valuation. As there have not been any Class C Time-Based units awarded after March 31, 2021, the following table summarizes the assumptions and the resulting fair market values (“FMV”) per Class C Time-Based Unit only for purposes of measuring the related compensation expense for those units issued:

				FMV / Unit
Valuation	Volatility	RF Rate	Time	at Grant Date
03.31.2021	60.00%	0.06%	0.90	$4.7410
12.31.2020	65.00%	0.10%	1.10	$0.4940
06.11.2020	45.00%	0.19%	1.70	$0.1510
11.04.2019	45.00%	1.60%	2.30	$0.1280
12.31.2018	40.00%	2.46%	3.10	$0.1510
02.08.2018	40.00%	2.45%	4.00	$0.1700 to $0.1900

The volatility assumption used in the weighted-average income and market approaches is based on the expected volatility of public companies in similar industries. This has been adjusted to reflect differences between the Company and public companies of similar size, resources, time in industry, and breadth of product and service offerings. The expected dividend yield was assumed to be zero given the Company’s history of declaring dividends and Management’s intentions to not pay dividends in the foreseeable future.

The following table summarizes and rolls forward the number of Class C Units (Performance-based and Time-based) and their weighted average fair market values based on original grant date:

			Weighted	Performance	Weighted	Total Units
	Time-Based	Vested	Avg. FMV	Based	Avg. FMV	Outstanding
Outstanding, December 31, 2019	2,445,833	1,058,333	$0.1280	1,625,000	$0.0417	4,070,833
Granted	600,000	—	$0.4940	950,000	$0.0363	1,550,000
Vested	—	443,750	$0.3028	—	$—	—
Repurchased	(200,000)	(200,000)	$0.9000	—	$—	(200,000)
Outstanding, December 31, 2020	2,845,833	1,302,083	$0.4940	2,575,000	$0.0363	5,420,833
Granted	985,000	—	$4.7410	60,000	$0.3790	1,045,000
Vested	—	623,750	$1.0794	—	$—	—
Forfeited	(280,000)	—	$—	(700,000)	$—	(980,000)
Outstanding, September 30, 2021	3,550,833	1,925,833	$4.7410	1,935,000	$0.3790	5,485,833

The Company recognized $999,400 and $271,328 in compensation expense related to the Class C Time-Based Profits Interests for the nine-month periods ended September 30, 2021 and 2020, respectively. These amounts are recognized within operating expenses in P3’s condensed Consolidated Statements of Operations. At September 30, 2021 and December 31, 2020, the Company had $4,364,766 and $1,482,228 in unrecognized compensation expense related to non-vested Class C Time-Based Profits Interests and Subclass B-1 Units that will be realized over a weighted-average period of 2.40 years and 1.69 years, respectively. At September 30, 2021 and December 31, 2020, the Company did not have any unrecognized compensation expense related to Performance-Based Units.

Note 13: Share-Based Compensation

In 2017, the Company’s Board adopted an Equity Incentive Plan (the “Plan”). Under the Plan, the Company may grant awards in the form of Profits Interests to employees, officers, and directors up to a maximum aggregate of 6,845,297 Class C Units. Awards under the Plan are granted on a discretionary basis and are subject to the approval of the Company’s Board.

During the years ending December 31, 2018, 2019 and 2020, the Company entered into grant agreements awarding a total of 2,475,000, 2,500,000 and 1,550,000 Class C Units, respectively. These Profits Interests represent profits interest ownership in the Company tied solely to the accretion, if any, in the value of the Company following the date of issuance of such Profits Interests. Profits Interests participate in any increase of the Company value related to their profits interests after the hurdle value has been achieved and the Company’s Profits Interests receive the agreed-upon return on their invested capital.

Profits Interest awards generally vest either over a requisite service period or are contingent upon a performance hurdle.

Each Profits Interest award contains the following general and material terms:

●	The Profits Interests receive distributions only upon a liquidity event, as defined by a sale of the Company, that exceeds a threshold equivalent to the fair value of the enterprise, as determined by P3’s Board of Directors, at the grant date.
●	A portion of the awards vest over a period of continuous employment or service (“Time-Based Units”) while the other portion of the awards only vest in the event of the Sponsor’s Exit (“Performance-Based Units”), as defined by the Plan. The Service-Based Units provide for accelerated vesting upon Sponsor’s Exit should the participant’s employment be terminated (other than for cause) after the Sponsor’s Exit, but prior to the final service vesting date.

All awards include a repurchase option at the election of the Company for the vested portion upon termination of employment or service. Profits Interests are accounted for as equity using the fair value method, which requires the measurement and recognition of compensation expense for all profit interest-based payment awards made to the Company’s employees based upon the grant-date fair value. The Company has concluded both Service-Based Units and Performance-Based Units are subject to a market condition and has assessed the market condition as part of its determination of the grant date fair value. Service-Based Units also include Subclass B-1 Units which are Time-Based.

The following is a summary of Performance-Based Profits Interest(s) awards outstanding, by grant year and corresponding hurdle value ranges as of, and for the periods ended, December 31, 2018, 2019 and 2020:

Year	Units	Performance Hurdle Summary / Ranges
2018	500,000	Liquidation or Sale of Company; $120 Million to $300 Million
2019	1,125,000	Liquidation or Sale of Company; $294 Million
2020	950,000	Liquidation or Sale of Company; $294 Million to $900 Million

For Performance-Based Units, the Company recognizes compensation expense when it is probable a performance hurdle would be achieved. Management analyzed whether (or not) the hurdles of each related Performance-Based grant was probable during the reporting periods presented. Since vesting is, in all cases, tied to a sale or liquidation of the Company, Management deemed the achievement of the performance hurdle not probable. Therefore, no unit-based compensation expense has been recognized in these consolidated financial statements.

For Service-Based Units, the Company recognizes compensation expense over the requisite service period for each separately vesting portion of the profits interest as if the award was, in-substance, multiple awards. The Company determined the fair value of each award on the date of grant using both the income and market approaches, including the “Backsolve” method. The grant date fair value of each Class C Time-Based award corresponds to the most recently completed valuation. The following table summarizes the assumptions and the resulting fair market value (“FMV”) per Class C Time-Based Unit used for computing the related compensation expense:

				FMV Range / Unit
Valuation	Volatility	RF Rate	Time	at Grant Date
12.31.2020	65.00%	0.10%	1.10	$0.4940
06.11.2020	45.00%	0.19%	1.70	$0.1510
11.04.2019	45.00%	1.60%	2.30	$0.1280
12.31.2018	40.00%	2.46%	3.10	$0.1510
02.08.2018	40.00%	2.45%	4.00	$0.1700 to $0.1900

The volatility assumption used in the weighted-average income and market approaches is based on the expected volatility of public companies in similar industries. This has been adjusted to reflect differences between the Company and public companies of similar size, resources, time in industry, and breadth of product and service offerings. The expected dividend yield was assumed to be zero given the Company’s history of declaring dividends and Management’s intentions to not pay dividends in the foreseeable future.

The following table summarizes and rolls forward the number of Class C Units (Performance-based and Time- based) and their weighted average fair market values based on original grant date:

			Weighted	Performance	Weighted	Total Units
	Time-Based	Vested	Avg. FMV	Based	Avg. FMV	Outstanding
Outstanding, December 31, 2017	—	—	$—	—	$—	—
Granted	1,975,000	—	$0.1800	500,000	$0.0250	2,475,000
Vested	—	425,000	$0.1800	—	$—	—
Outstanding, December 31, 2018	1,975,000	425,000	$0.1607	500,000	$0.0250	2,475,000
Granted	1,125,000	—	$0.1280	1,375,000	$0.0417	2,500,000
Vested	—	633,333	$0.1485	—	$—	—
Forfeited	(654,167)	—	$0.1385	(250,000)	$0.0690	(904,167)
Repurchased	—	—	$—	—	$—	—
Outstanding, December 31, 2019	2,445,833	1,058,333	$0.1280	1,625,000	$0.0417	4,070,833
Granted	600,000	—	$0.4940	950,000	$0.0363	1,550,000
Vested	—	443,750	$0.3028	—	$—	—
Forfeited	—	—	$—	—	$—	—
Repurchased	(200,000)	(200,000)	$0.9000	—	$—	(200,000)
Outstanding, December 31, 2020	2,845,833	1,302,083	$0.4940	2,575,000	$0.0363	5,420,833

The Company recognized $67,050, $94,042 and $67,475 in compensation expense related to the Class C Time- Based Profits Interests for the periods ended December 31, 2018, 2019 and 2020, respectively. The Company also recognized $380,000 in compensation expense in each year related to Subclass B-1 Units for the periods ended December 31, 2018, 2019 and 2020, respectively. These amounts are recognized within operating expenses in P3’s consolidated statements of operations. At December 31, 2020, the Company had $1,198,550 in unrecognized compensation expense related to non-vested Class C Time-Based Profits Interests and Subclass B-1 Units that will be realized over a weighted-average period of 1.69 years. As of December 31, 2020, the Company did not have any unrecognized compensation expense related to Performance-Based Units.